Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

14.Intangible Assets

Intangible assets comprise the following:

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2022	3,998	108	4,106
Additions	163	37	200
Transfer from property, plant and equipment	—	—	—
December 31, 2022	4,161	145	4,306
Accumulated amortization/write downs
January 1, 2022	2,694	18	2,712
Amortization	717	7	724
December 31, 2022	3,411	25	3,436
Carrying amount:
December 31, 2021	1,304	90	1,394
December 31, 2022	750	120	870

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2021	2,401	108	2,509
Additions	1,586	—	1,586
Transfer from property, plant and equipment	11	—	11
December 31, 2021	3,998	108	4,106
Accumulated amortization/write downs
January 1, 2021	1,125	12	1,137
Amortization	1,569	6	1,575
December 31, 2021	2,694	18	2,712
Carrying amount:
December 31, 2020	1,276	96	1,372
December 31, 2021	1,304	90	1,394

There were no indicators of impairment which would have required intangible assets to be tested for impairment in the financial years ended December 31, 2022 and 2021.